Accounts Receivable	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
ACCOUNTS RECEIVABLE	ACCOUNTS RECEIVABLE
6.1    Accounting policies
Accounts receivable are measured based on the invoiced amount, net of expected losses on receivables, and approximate the fair value given their short-term nature.
Considering the requirements of IFRS 9 - Financial Instruments, the allowance for expected losses on receivables is measured by applying the simplified approach, through the use of historical data, projecting the expected loss over the life of the contract, by segmenting the receivables portfolio into groups that have the same pattern of collection and according to their respective maturities. Additionally, for certain cases, the Company carries out individual analyses to assess the risks of collection of the receivables to recognize an additional provision, if necessary.
6.2    Breakdown of accounts receivable

	December 31,
Description	2022	2021

Local currency
Credit card companies	1,109,197	411,092
Cargo and travel agencies	282,438	209,621
Travel package financing entities	135,168	106,824
TudoAzul Program partners	69,035	128,018
Others	41,973	32,896
Total local currency	1,637,811	888,451
Foreign currency
Credit card companies	15,913	19,211
Reimbursement receivable for maintenance reserves	78,801	18,197
Airline partner companies	39,612	36,693
Clearinghouse - agencies and cargo	26,363	26,085
Others	29,582	27,073
Total foreign currency	190,271	127,259
Total	1,828,082	1,015,710
Allowance for expected credit losses	(24,084)	(17,817)
Total net	1,803,998	997,893
In Brazil, credit card receivables are not exposed to credit risk of the cardholder. The balances can easily be converted into cash, when necessary, by discounting these receivables with credit card companies.
As of December 31, 2021, reclassifications of R$105,277 were made to the line item “Other non-current assets” related to reimbursement receivable from the maintenance reserve of a lessor that entered court-supervised reorganization. The Company has past-due lease liabilities with such lessor in the amount of R$205,978, therefore, there is no risk of realization of such receivable. No provision for loss was established as of December 31, 2021.
The breakdown of accounts receivable by maturity, net of allowance for expected losses, is as follows:

	December 31,
Description	2022	2021

Not past due
Up to 30 days	583,523	562,539
31 to 60 days	177,992	101,699
61 to 90 days	140,758	56,001
91 to 180 days	397,205	110,207
181 to 360 days	344,541	90,351
	1,644,019	920,797

Past due
Up to 30 days	55,941	25,872
31 to 60 days	9,377	20,178
61 to 90 days	3,313	13,235
91 to 180 days	2,441	3,589
181 to 360 days	11,334	5,388
Over 360 days	77,573	8,834
	159,979	77,096
Total	1,803,998	997,893
Until March 3, 2023, out of the total amount past due within 90 days, R$63,940 had already been received. Of the receivables past due for more than 90 days, approximately R$50,440 refer to reimbursements receivable for maintenance reserves of a lessor that had just emerged from a court-supervised reorganization (“Chapter 11”), and Management does not expect to incur losses on these operations since it has obligations at higher amounts than the outstanding amounts receivable. Therefore, we conclude that the allowance for expected credit losses is adequately estimated.
The movement of the allowance for expected losses is as follows:

	December 31,
Description	2022	2021

Balances at the beginning of the year	(17,817)	(16,131)
Additions and reversals, net	(6,583)	(5,921)
Write-off of uncollectible amounts	316	4,235
Balances at the end of the year	(24,084)	(17,817)